Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Operating Leases - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$ 634	$ 574
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 32,285
Weighted average lease term (months)	229 years	46 years	20 years
Weighted average discount rate	6.10%	5.90%	5.70%	6.00%